Note 5 - Trade Receivables and Others (Details Textual) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Other current receivables	[1]				€ 544			€ 108,585		€ 139
Proceeds from research taxes credit				€ 11,022
Current receivables from taxes other than income tax		$ 16,737						13,503
Rebate related to capital expenditures		7,580			€ 6,762	[2]	$ 15,000	13,100	[2]		[2]
Rebate related to capital expenditures, increase (decrease) during period		$ (7,420)	€ (6,455)
2015 AstraZeneca monalizumab agreements [member]
Statement Line Items [Line Items]
Other current receivables							100,000	87,655
Agreement related to IPH5201 with AstraZeneca [member]
Statement Line Items [Line Items]
Other current receivables							$ 24,000	€ 20,961

[1]	"Other receivables" as of December 31, 2018, mainly related to AstraZeneca as a result of the exercise of the monalizumab exclusive license option ($100,000 thousand or EUR87,655 thousand) and option granted on IPH5201 ($24,000 thousand or EUR20,961 thousand). These amounts were paid in the first quarter of 2019, see Note 1.1.a and Note 1.1.c for agreements description.
[2]	The rebate refers to a definitive rebate of $7,580 thousand as of December 31, 2019 ($15,000 thousand as of December 31, 2018) granted by AstraZeneca in connection with the acquisition of Lumoxiti rights and that will be paid in 2020. This decrease of $ 7,420 thousand (EUR6,455 thousand) is based on the final cost figures for the 2019 financial year for Lumoxiti and invoiced by AstraZeneca. The carrying amount of the intangible asset has been adjusted accordingly (see note 6).